BERWYN INCOME FUND

a series of THE BERWYN FUNDS

 a no load mutual fund

2001
SEMI-ANNUAL REPORT




Shareholders Services
c/o PFPC Inc.
P. O. Box 8821
Wilmington, DE  19899

(800) 992-6757




BERWYN INCOME FUND SEMI-ANNUAL REPORT



July 25, 2001			Net Asset Value Per Share: $10.39


Dear Berwyn Income Shareholder:

The total return to shareholders of the Berwyn Income Fund (BIF) during the first half of 2001 was 10.25 percent versus 1.42 percent in the first half of 2000. The net asset value per share advanced from $9.76 on December 31, 2000 to $10.38 on June 30, 2001.
Dividends of $0.17 and $0.20 were paid from net investment income in March and in June, respectively.

BIF exceeded the performance of all three of its reference indices for the first six months of the year. Investment grade bonds, as measured by the Salomon Smith Barney Broad Investment Grade
Bond Index (SBBIG), produced a total return of 3.61percent and the Salomon Smith Barney High Yield Composite Index produced a total return of 1.49 percent. The Lipper Income Fund Index, the only reference index with equity exposure, produced a total return of 0.92 percent. Each of BIF's three major asset classes, investment grade corporate bonds, high yield corporate bonds and dividend paying common stocks, contributed to the strong relative performance.

BIF benefited from the favorable environment for investment grade corporate bonds. Corporate bond yields are tied to US Treasury bond yields of similar maturity. Corporate bond issuers must pay a premium interest rate over the comparable Treasury rate due to credit risk. This interest rate premium is referred to as a credit spread. During the first six months of this year credit spreads narrowed and the prices of most investment grade corporate bonds moved higher.
At the end of the second quarter, 36.3 percent of the BIF portfolio was invested in investment grade corporate bonds.

Even though the Federal Reserve Board (FRB) dropped short-term interest rates several times this year in an effort stave off a recession, the prices of Treasury bonds with maturities of seven years or more have actually declined. BIF presently does not hold any Treasury bonds.

The high yield bond portion of the BIF portfolio performed well compared to the high yield indices. BIF avoided exposure to the telecommunications sector, which has been the weakest area within the high yield market. In the first five months of the year Salomon Smith Barney's high yield telecommunications sector declined
24.5 percent. This weakness reflects the excesses prevalent in the financial markets during the 1996-1999 period with respect to the internet, fiber optics, wireless communications and other technology sectors. This segment of the economy is now fraught with over-capacity as witnessed by the losses and downsizing of major companies such as Lucent Technologies and Nortel Networks Corp.

Regarding the equity market, both of the major stock market indices finished the first half with negative total returns. The Dow Jones Industrial Average and the Standard & Poor's 500 Index declined
1.86 percent and 6.70 percent, respectively. The stock portion of BIF performed well in 2001. BIF has avoided investments in blue chip stocks selling at high price-to-earnings ratios and instead has focused on the purchase of dividend-paying stocks at low earnings and/or cash flow multiples. Emphasis is placed on obtaining dependable sources of income, with growth a secondary objective. Presently, there is a strong representation of high dividend-paying real estate investment trusts and utilities in the equity portion of the portfolio.

The composition of BIF's investments by asset class as of June 30, 2001 is as follows:

Dividend-paying Common Stocks	25.2%
Corporate Bonds			50.4%
Convertible Bonds			8.6%
Preferred Stocks			6.8%
Cash				9.0%

The weighted average maturity of the bonds in the portfolio is 11.9 years.
 The duration of the bonds is 6.2 years. The credit quality of the bonds, constituting 59.0 percent of the portfolio, is as follows:
 investment grade, 33.4 percent; rated less than investment grade,
22.5 percent; and un-rated, 3.1 percent.

The five sectors of the economy with the largest representation in BIF at mid-year are:

Financial                        16.2%
Basic Materials              12.7%
Energy                           12.4%
Consumer Cyclicals      12.4%
Consumer Staples         12.2%

BIF's ten largest holdings on June 30, 2001 are listed below:

Company 				Security		Percent

Ford Motor Credit Corp. 6.375%, 11-05-08	Corporate Bond	3.4
Albertson's Inc. 6.34%, 02-25-13		Corporate Bond	3.1
Trans Lux 7.5%, 12-01-06		Convertible Bond	3.0
Raytheon Co. 7.375%, 07-15-25		Corporate Bond	3.0
Equifax Inc. 6.9%, 07-01-28		Corporate Bond	2.9
Standard Commercial Corp. 7.25%, 03-31-07Convertible Bond	3.0
Bausch & Lomb Inc. 7.125%, 08-01-28	Corporate Bond	2.8
Ashland Inc. 8.23%, 02-26-07		Corporate Bond	2.7
Otter Tail Power Co.			Common Stock	2.5
Cyprus Amax 7.375%, 05-15-07		Corporate Bond	2.5

At the end of the second quarter, the total net assets in BIF were $59.5 million.

Earlier in the report, it was mentioned that the credit spreads on investment grade corporate bonds narrowed in the first half of the year. Prior to this time, credit spreads had been widening relentlessly since the start of the Asian economic crisis in July, 1997. Credit spreads reached an extreme in November, 2000, which may have marked the zenith. That corporate spreads became more narrow in the first half when the FRB was lowering short term rates to avert a recession lends credence to the belief that credit spreads may narrow further in the period ahead. The FRB has stated that the greater risk going forward pertains to a slowing economy rather than to inflation. Given the FRB's bias towards stimulating the economy, it appears that the potential for Treasury bonds is limited compared to investment grade corporate bonds.

New additions to the investment grade corporate bond portfolio include Supervalu Inc.7.625%, 09-15-04, rated BBB by S&P. Supervalu, the largest food wholesaler, is a restructuring story. Another bond, Raytheon Co. 7.375%, 07-15-25, is rated BBB- by S&P. Raytheon Co.
 was formed by the merger of Raytheon Co. and the defense business of Hughes Electronics in 1997. The company is selling assets to reduce debt.

In recent years, the default rate on high yield corporate bonds has climbed to levels not seen since the early nineties. This default rate reflects intense global competition with over-capacity in many industries. Continuing pressure redounds from technology and improvements in efficiency. Thus the high default rate will likely continue. The most desirable opportunities are companies with dependable earnings and cash flow that are committed to reducing debt and are not overly hampered by a strong dollar.

A number of factors alluded to in the above discussion imply a more
 favorable investment climate for BIF going forward.   These would
include: (1) reduced speculation in high tech growth securities and a growing interest in defensive investments (2) a narrowing of credit spreads (3) a bias towards stimulating on the part of the FRB and, not yet mentioned, (4) a continuing environment of low real interest rates. We hope to realize on going benefits from these factors.

Very truly yours,



Edward A. Killen 					Robert E. Killen
Portfolio Manager					President



Berwyn Income Fund Long Term Fund Performance* (6/30/01)
(Average Annual Compounded Return)

One Year		Five Years		Ten Years
  15.28%		   6.37%	   	  10.59%

*Past performance is not a guarantee of future results.





Note Returns for the Berwyn Income Fund are net of all expenses, advisory fees and commission charges and include the reinvestment of dividends and interest (total return). All index returns listed herein also include the reinvestment of dividends and interest (total return). The investment return and the principal value of an investment in BIF will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.




BERWYN INCOME FUND
A SERIES OF THE BERWYN FUNDS
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
(Unaudited)


Assets:
Investments in Securities, at Market Value	$54,177,995
	(Cost $55,661,610) (Note 2)
Cash				4,530,135
Receivables:
	Interest			777,180
	Dividends			      74,877

			Total Assets	59,560,187

Liabilities:
Payable for Securities Purchased	15,816
Accrued Expenses	4,181
Investment Advisory Fee Payable	          23,993

			Total Liabilities	       43,990


Net Assets:  (1)
Applicable to 5,735,507 Outstanding Shares of
	Common Stock, $1.00 Par Value
	(Authorized 20,000,000 Shares)	$  59,516,197

Net Asset Value, Offering Price and Redemption
	Price Per Share  ($59,516,197 / 5,735,507
		Outstanding Shares)		$         10.38

(1) On June 30, 2001 Net Assets consisted of the following:
	Common Stock, Par Value $1.00	5,735,507
	Paid-in Capital	67,849,674
	Undistributed Net Investment Income	566,778
	Accumulated Net Realized Capital Loss	(13,152,147)
	Net Unrealized Depreciation of Investment Securities	(1,483,615)

					$59,516,197


The accompanying notes are an integral part of these financial statements.

BERWYN INCOME FUND
A SERIES OF THE BERWYN FUNDS
STATEMENT OF OPERATIONS
FOR SIX MONTHS ENDED JUNE 30, 2001
(Unaudited)



Investment Income:
	Interest	$1,320,702
	Dividends	1,009,208
	Miscellaneous Income	           151

	Total Investment Income		$2,330,061

Expenses:
	Investment Advisory Fee (Note 3)	118,606
	Transfer Agent	12,332
	Custodian	2,815
	Professional Fees	603
	Registration Fees	1,874
	Directors' Fees	2,400
	Printing Costs	351
	Office Expenses	1,106
	Insurance	       521

		Total Expenses		   140,608

Net Investment Income		2,189,453


Realized and Unrealized Gain on Investments:
	Net Realized Loss from Sales of Securities		(2,385,632)

	Net Change in Unrealized Appreciation
		on Investment Securities		4,729,256

	Net Realized and Unrealized Gain on Investments		2,343,624

Net Increase in Net Assets Resulting from Operations		$4,533,077





The accompanying notes are an integral part of these financial statements.

BERWYN INCOME FUND
A SERIES OF THE BERWYN FUNDS
STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

			Six Months	Six Months
	Ended	Ended
	    06/30/01   	   06/30/00
Increase in Net Assets from Investment Activities:
	 Net Investment Income	$2,189,453	$2,049,352
	 Net Realized Loss from Sales of Securities	(2,385,632)	(4,973,527)
	 Change in Net Unrealized Appreciation/Depreciation
	     on Investment Securities	    4,729,256	   3,608,540
Net Increase in Net Assets Resulting
		     from Operations	    4,533,077	     684,365

Distributions to Shareholders:
	 From Net Investment Income	   (1,859,306)	  (1,991,922)

 Capital Share Transactions:  (1)
	 Net Proceeds from Sales of Shares	33,035,701	10,870,149
	 Cost of Shares Redeemed	(19,663,868)	(22,343,363)
	 Distributions Reinvested	   1,461,075	1,555,161

		 Net Increase in Net Assets from
		     Capital Share Transactions	14,832,908	(9,918,053)

		 Total Increase in Net Assets	17,506,679	(11,225,610)

Net Assets:
	 Beginning of Period	42,009,518	57,340,618

	 End of Period (Including Undistributed Net
	     Investment Income of $566,778 and
	     $316,030 at June 30, 2001 and 2000,
	     respectively)	$59,516,197	$46,115,008

 (1) Shares Issued and Redeemed:
    Shares Sold	3,224,283	1,105,825
    Shares Redeemed	(1,935,964)	(2,260,094)
    Shares Reinvested	    142,435	159,014

			1,430,754	(995,255)


The accompanying notes are an integral part of these financial statements.


BERWYN INCOME FUND
A SERIES OF THE BERWYN FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(Unaudited)









SIX MONTHS






ENDED
YEAR ENDED
YEAR ENDED
YEAR ENDED
YEAR ENDED
YEAR ENDED

     06/30/01
12/31/00
12/31/99
12/31/98
12/31/97
12/31/96







Net Asset Value, Beginning of Period
$9.76
$10.00
$10.72
$12.51
$12.31
$11.95







Income from Investment Operations:






Net Investment Income
0.42
0.83
0.91
0.90
0.77
0.76
Net Realized and Unrealized Gains






(Losses) on Securities
0.57
(0.25)
(0.81)
(1.44)
0.84
0.87







Total from Investment Operations
0.99
0.58
0.10
(0.54)
1.61
1.63







Less Distributions:






From Net Investment Income
(0.37)
(0.82)
(0.82)
(0.92)
(0.77)
(0.80)
From Net Realized Gains
0.00
0.00
(0.15)
(0.64)
(0.47)
0.00
From Capital
0.00
0.00
(0.18)
0.00
0.00
0.00







Total Distributions
(0.37)
(0.82)
(0.82)
(1.25)
(1.41)
(1.27)







Net Asset Value, End of Period
$10.38
$9.76
$10.00
$10.72
$12.51
$12.31







Total Return
10.25%
6.05%
0.83%
(4.57%)
13.36%
13.99%







Ratios/Supplemental Data:






Net Assets, End of Period (000)
$59,516
$42,010
$57,341
$103,624
$180,823
$137,166







Ratio of Expenses to Average






Net Assets
0.58%*
0.94%
0.77%
0.66%
0.65%
0.68%
Ratio of Net Investment Income to






Average Net Assets
9.08%*
7.97%
6.92%
6.27%
6.15%
6.35%







Portfolio Turnover Rate
29%*
12%
7%
31%
53%
38%







*Annualized












The accompanying notes are an integral part of these financial statements.



BERWYN INCOME FUND
A SERIES OF THE BERWYN FUNDS
STATEMENT OF INVESTMENTS
JUNE 30, 2001


Number of
    Shares    	                        COMMON STOCKS  -  25.2%		Value*

		BANKING - 0.8%
	19,200	First Essex Bancorp, Inc.	$   474,624

		COMMERCIAL PRINTING - 2.7%
	27,648	Courier Corp.	1,079,654
	64,800	Ennis Business Forms, Inc.	     511,920
				1,591,574
		DIVERSIFIED MANUFACTURING - 0.2%
	15,900	Synalloy Corp.	      109,710

		FOREST & PAPER PRODUCTS - 0.6%
	12,800	Greif Brothers Corp.	      388,352

		FURNITURE MANUFACTURING - 0.4%
	11,500	La-Z-Boy, Inc.		   212,750

		HEALTH CARE - .1%
	1,900	Health Care REIT, Inc.	45,125

		MANUFACTURED HOUSING - 0.4%
	30,300	Patrick Industries, Inc.	      240,279

		MACHINERY MANUFACTURER - 0.9%
	38,700	Hardinge, Inc.	      535,995

		METALS & MINING INDUSTRY - 2.5%
	29,916	Impala Platinum Holdings Limited	1,497,071

		OIL & GAS EXPLORATION & PRODUCTION - 0.3%
	13,600	Berry Petroleum Co.	   197,200






The accompanying notes are an integral part of these financial statements.

BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (Continued)


Number of
    Shares    	                     COMMON STOCKS (Continued)		Value*

		REAL ESTATE INVESTMENT TRUST - 7.2%
	21,000	First Industrial Realty Trust, Inc.	$    674,940
	48,150	Hospitality Properties Trust	1,372,275
	31,500	Mid-America Apartment Communities, Inc.	806,085
 	69,200	Town & Country Trust	    1,411,680
			  4,264,980
		STEEL & STEEL PRODUCTS - 0.6%
	30,158	AK Steel Holding Corp.	     378,181

		TEXTILE INDUSTRY - 0.1%
	20,902	Dixie Group, Inc.	     89,461

		TRANSPORTATION INDUSTRY - 1.7%
	113,400	Anangel-American Shipholding - SP  ADR	419,580
	35,200	Stolt-Nielsen S.A. ADR	          599,456
			    1,019,036
		UTILITIES - 6.7%
	6,500	Hawaiian Electric Industries	248,300
	30,700	Laclede Gas Co.	779,780
	53,900	Otter Tail Power Co.	  1,495,725
	36,100	Sempra Energy	    986,974
	19,500	Wisconsin Energy Corp.	   463,515
			 3,974,294

TOTAL COMMON STOCKS (Cost $12,420,892)	$15,018,632


Number of
    Shares    	                   PREFERRED STOCKS - 6.7%		Value*

		METALS & MINING INDUSTRY - 1.4%
	9,100	Freeport McMoran Copper & Gold  PFD D CV  	$      90,545
	2,720	Hecla Mining  Co. PFD B  CV	    28,832
	18,700	Newmont Mining Corp. $3.25 Series PFD CV	     733,788
			   853,165



The accompanying notes are an integral part of these financial statements.


BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (Continued)

Number of
    Shares    	                     PREFERRED STOCKS (Continued)		Value*

		OIL & GAS EXPLORATION  & PRODUCTION - 3.0%
	44,365	Callon Petro Co.  PFD A  CV	$  1,330,950
	9,000	Western Gas Resources, Inc.  PFD  A CV	    438,300
			1,769,250
		REAL ESTATE INVESTMENT TRUST - 2.3%
	4,100	Hospitality Properties Trust PFD	     102,910
	29,100	Mid America Apt. Communities  PFD A	     712,950
	24,500	Prologis Trust PFD D	    580,650
			 1,396,510

TOTAL PREFERRED STOCKS  (Cost $3,945,181)	 $ 4,018,925


      Face
   Amount	                    CORPORATE BONDS  -  59.0%

		AEROSPACE & DEFENSE - 3.0%
	2,000,000	Raytheon Co.  7.375%  07/15/25	$ 1,765,606

		AUTO & AUTOMOTIVE PARTS - 2.9%
	1,000,000	Daimler Chrysler AG  7.75%  01/18/11	1,029,019
	859,000	Mascotech, Inc. 4.5% 12/15/03	   695,790
			1,724,809
		BANKING - 1.8%
	1,000,000	Chase Manhattan  7.125%  02/01/07 	1,035,775
	20,000	Nations Bank Corp.  6.375%  02/15/08	     19,694
			1,055,469
		CHEMICAL INDUSTRY - 2.3%
	2,130,000	IMC Global Inc.  7.30%  01/15/28	1,349,860

		ELECTRICAL EQUIPMENT - 1.8%
	1,000,000	Emerson Electric Co.  7.875%  6/01/05	1,077,592

		ELECTRONICS - 3.0%
	2,162,000	Trans-Lux Corp.  7.5%  CV  12/01/06	1,810,675





The accompanying notes are an integral part of these financial statements.


BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (Continued)

     Face
   Amount	                  CORPORATE BONDS (Continued)		Value*

		FINANCE INDUSTRY - 6.5%
	2,017,000	Ford  Motor Credit 6.375%  11/05/08	$2,011,958
	20,000	General Motors Acceptance Corp.  5.875%  01/22/03	20,215
	215,000	General Motors Acceptance Corp.  6.0%  04/01/11	197,569
	500,000	General Motors Acceptance Corp.  7.25%  03/02/11	505,806
	1,000,000	Xerox Credit Corp.  6.1%  12/16/03	809,340
	500,000	Xerox Credit Corp.  6.4%  03/24/08	    332,295
			3,877,183
		FOOD WHOLESALERS INDUSTRY - 2.5%
	1,500,000	Supervalu Inc.  7.625%  9/15/04	$1,485,684

		FOREST & PAPER PRODUCTS - 1.1%
	750,000	Georgia Pacific Group  7.25%  06/01/28	627,865
	30,000	Georgia Pacific Group  7.375%  12/01/25	      25,621
			653,486
		GROCERY STORE INDUSTRY- 3.0%
	2,000,000	Albertson's Inc.  6.34%  02/25/13	 1,814,820

		INFORMATION SERVICES - 2.9%
	2,000,000	Equifax Inc.  6.9%  7/1/28	 1,740,144

		MEDICAL PRODUCTS & SERVICES - 5.0%
	2,131,000	Bausch & Lomb Inc.  7.125%  8/1/28	1,649,422
	1,000,000	Omnicare, Inc.  5% CV  12/01/07	  877,500
	455,000	Tenet Healthcare  8% 1/15/05	   466,944
			2,993,866
		HOTEL - 0.3%
	226,000	Hilton Hotels Corp.  5%  5/15/06	    203,400

		METALS AND MINING - 2.6%
	500,000	Campbell Resources, Inc.  7.5% CV  7/20/04	  52,000
	1,500,000	Cypress Amax Minerals Co.  7.375%  05/15/07	1,507,473
			1,559,473







The accompanying notes are an integral part of these financial statements.


BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (Continued)

      Face
   Amount		                   CORPORATE BONDS  (Continued)		Value*

		OIL & GAS - 5.5%
	1,500,000	Ashland Oil, Inc.  8.23%  02/26/07	$ 1,597,930
	700,000	Gulf Canada Resources Ltd.  9.625%  07/01/05	       721,875
	1,045,000	Phillips Petroleum Co.  7.125%  03/15/28	929,636
	30,000	Phillips Petroleum Co.  7.92%  04/15/23	     30,109
			3,279,550
		RETAIL INDUSTRY - 1.6%
	1,524,000	Dairy Mart Stores, Inc.  10.25%  03/15/04	  946,785

		TELECOMMUNICATIONS INDUSTRY - 3.7%
	750,000	GTE  7.51%  04/01/09	     $  780,733
	50,000	New England Telephone & Telegraph  6.875%  10/01/23	45,950
	1,600,000	Worldcom Inc.  6.95%  8/15/28	1,359,842
			2,186,525
		TEXTILE - 1.0%
	2,785,000	Dixie Group, Inc.  7%  CV  05/05/12	  612,700

		TOBACCO - 3.0%
	2,000,000	Standard Commercial Corp.  7.25%  CV  03/31/07	  1,780,000

		TRANSPORTATION - 1.6%
	1,000,000	Transportacion Maritima Mexicana SA  10%  11/15/06	    870,000

		UTILITY - 3.9%
	1,000,000	Consolidated Edison Inc.  6.25%  02/01/08	      953,167
	1,500,000	PSI Energy Co.  6.52%  03/15/09	1,386,153
			 2,339,320

TOTAL CORPORATE BONDS (Cost $39,295,536)	$35,126,947







The accompanying notes are an integral part of these financial statements.


BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (Continued)



Number of
   Shares    		                                WARRANTS - .1%		Value*
	10,533	Dairy Mart, Inc.	   $      13,491

TOTAL WARRANTS (Cost $1)	$      13,491


TOTAL INVESTMENTS (Cost $55,661,610) - 91.0%	$54,177,995


OTHER ASSETS IN EXCESS OF LIABILITIES - 9.0%	  5,338,202


NET ASSETS - 100%		$59,516,197


















__________________________________________
	*	See Note 2 to the Financial Statements.
	**	Considered to be an affiliate under the Investment Company Act of 1940
	ADR	American Depositary Receipt
	CV	Convertible Security
	PFD	Preferred Stock
	SP	Sponsored



The accompanying notes are an integral part of these financial statements.

BERWYN INCOME FUND
A SERIES OF THE BERWYN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001



NOTE 1 - ORGANIZATION

The Berwyn Funds is a Delaware Business Trust registered under the Investment Company Act of 1940, as amended, as an open-end management company. Berwyn Income Fund
(the Fund) is a portfolio series of The Berwyn Funds.

The Fund's investment objective is to provide investors with current income while seeking to preserve capital.
Certain of the Fund's investments are in corporate debt instruments; the issuers' ability to meet these obligations may be affected by economic developments in their respective industries.


NOTE 2 - ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation:	Securities listed on a national securities
exchange are valued at the last quoted sales price. Securities not traded on the valuation date and securities not listed are valued at the last quoted bid price. Short-term investments are valued at amortized cost which approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Trustees.

Federal Income Taxes:   The Fund intends to continue to
qualify as a regulated investment company and distribute all of its taxable income and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income tax is required in the financial statements.

Securities Transactions and Investment Income:   Securities
transactions are accounted for on the business day subsequent to purchase or sale of the securities purchased or sold. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded using the accrual method. Discounts and premiums on debt securities purchased are amortized to interest income over the lives of the respective securities.

Distributions to Shareholders:   Dividends from net investment
income are paid quarterly to the shareholders. Distributions of net realized capital gains, if any, are paid at least annually to the shareholders. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are adjusted to reflect their tax treatment in the period the differences arise.


NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER
RELATED PARTY
	     TRANSACTIONS

Under the terms of the investment advisory agreement, the Fund has agreed to pay The Killen Group, Inc. (the
"Investment Adviser") an investment advisory fee at an annual rate of .50% of the Fund's average daily net assets.
The Investment Adviser and the Directors and Officers of the Investment Adviser, together with their families, owned 178,046 shares of the Fund at June 30, 2001.

During the period ended June 30, 2001, the Fund paid $26,398 in commissions to Berwyn Financial Services, a brokerage company affiliated with the Investment Adviser, to execute certain portfolio transactions.


NOTE 4 - SECURITY TRANSACTIONS

During the period ended June 30, 2001, the Fund made purchases of $18,061,524 and sales of $6,402,819 of investment securities other than short-term securities and U.S.
Government securities.

Cost of securities owned at June 30, 2001 and the net realized gains or losses on securities sold for the period then ended for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes.

At June 30, 2001, net unrealized depreciation for financial reporting and Federal income tax purposes aggregated
$1,483,615 of which $4,958,239 related to appreciated securities and $6,441,854 related to depreciated securities.